Form N-1A Supplement	May 28, 2026
Invesco MSCI North America Climate ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
INVESCO EXCHANGE-TRADED FUND TRUST II
SUPPLEMENT DATED MAY 28, 2026 TO THE PROSPECTUSES
and statement of additional information
DATED DECEMBER 19, 2025 OF:
Invesco MSCI North America Climate ETF (KLMN)
(the “Fund”)
The Fund seeks to track the investment results (before fees and expenses) of the MSCI Global Climate 500 North America Selection Index (the “Underlying Index”). The Underlying Index is a subset of the MSCI ACWI Select Climate 500 Index (the “Parent Index”). MSCI Inc. (the “Index Provider”) has announced certain changes to the names and methodologies of the Underlying Index and the Parent Index, which are effective June 1, 2026. Accordingly, effective June 1, 2026, the Fund’s Prospectuses and Statement of Additional Information are revised as follows: